ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Non-current assets:
Accounts receivable – third parties	-	34
Accounts receivable – related parties	1,184	1,089

	1,184	1,123

Current assets:
Accounts receivable – third parties	12,417	12,757
Accounts receivable – related parties	1,892	2,062
Less: allowance for doubtful accounts	(1,914)	(1,665)

	12,395	13,154

Accounts receivable, net	13,579	14,277

The following table presents the activities in the allowance for doubtful accounts as of June 30, 2025 and December 31, 2024.

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Balance at January 1,	1,665	798
Additions	135	907
Foreign exchange translation adjustment	114	(40)

	1,914	1,665

For the six months ended June 30, 2025 and 2024, the Company made provision for estimated credit losses. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

As of June 30, 2025 and December 31, 2024, no outstanding accounts are 30 days past due.